Angel Oak Income ETF
Schedule of Investments
April 30, 2023 (Unaudited)
	Principal
	Amount	Value
Asset-Backed Securities ― 16.56%
Continental Finance Credit Card ABS Master Trust, Series 2020-1A, Class B, 3.660%, 12/15/2028 (a)	$200,000	$180,124
CPS Auto Receivables Trust, Series 2023-A, Class D, 6.440%, 4/16/2029 (a)	250,000	250,569
Foundation Finance Trust, Series 2021-1A, Class D, 4.960%, 5/15/2041 (a)	125,000	106,065
Foursight Capital Automobile Receivables Trust, Series 2023-1, Class D, 7.410%, 2/15/2030 (a)	250,000	249,637
Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026 (a)	200,000	191,206
LAD Auto Receivables Trust, Series 2023-1A, Class D, 7.300%, 6/17/2030 (a)	200,000	201,835
Lendbuzz Securitization Trust, Series 2022-1A, Class A, 4.220%, 5/17/2027 (a)	253,404	245,415
LP LMS Asset Securitization Trust, Series 2023-1A, Class B, 7.484%, 10/17/2033 (a)	200,000	190,242
Marlette Funding Trust, Series 2023-2A, Class D, 7.920%, 6/15/2033 (a)(b)	250,000	253,129
Pagaya AI Debt Selection Trust, Series 2021-1, Class C, 4.090%, 11/15/2027 (a)	49,979	44,553
Pagaya AI Debt Selection Trust, Series 2021-5, Class C, 3.930%, 8/15/2029 (a)	299,965	258,995
Pagaya AI Debt Selection Trust, Series 2022-1, Class B, 3.344%, 10/15/2029 (a)	99,987	92,394
Pagaya AI Debt Selection Trust, Series 2022-5, Class B, 10.310%, 6/17/2030 (a)	100,000	104,197
Pagaya AI Debt Selection Trust, Series 2023-1, Class B, 9.435%, 7/15/2030 (a)	300,000	302,568
Pagaya AI Debt Selection Trust, Series 2023-3, Class B, 9.570%, 12/16/2030 (a)	200,000	200,969
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class C, 6.986%, 12/15/2032 (a)	83,056	83,693
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class D, 8.197%, 12/15/2032 (a)	83,056	83,930
Skopos Auto Receivables Trust, Series 2019-1A, Class E, 7.820%, 6/15/2026 (a)	400,000	397,382
Theorem Funding Trust, Series 2022-3A, Class B, 8.950%, 4/15/2029 (a)	400,000	413,261
Upstart Securitization Trust, Series 2021-4, Class B, 1.840%, 9/20/2031 (a)	400,000	374,872
Upstart Securitization Trust, Series 2023-1, Class C, 11.100%, 2/20/2033 (a)	100,000	99,238
USASF Receivables LLC, Series 2020-1A, Class D, 9.350%, 3/15/2027 (a)	690,000	700,164
Westlake Automobile Receivables Trust, Series 2023-1A, Class D, 6.790%, 11/15/2028 (a)	500,000	506,713
TOTAL ASSET-BACKED SECURITIES (Cost ― $5,460,130)		$5,531,151

Collateralized Loan Obligations ― 9.63%
Anchorage Capital CLO Ltd., Series 2014-3RA, Class B, 6.302% (3 Month LIBOR USD + 1.500%), 1/28/2031 (a)(c)	500,000	480,914
Apidos CLO, Series 2018-29A, Class A2, 6.805% (3 Month LIBOR USD + 1.550%), 7/25/2030 (a)(c)	500,000	484,986
Canyon Capital CLO Ltd., Series 2019-1A, Class BR, 6.960% (3 Month LIBOR USD + 1.700%), 4/15/2032 (a)(c)	550,000	528,284
Golub Capital Partners CLO Ltd., Series 2017-34A, Class B1R, 7.406% (3 Month LIBOR USD + 2.600%), 3/14/2031 (a)(c)	250,000	246,567
Magnetite Ltd., Series 2019-24A, Class BR, 6.736% (TSFR3M + 1.750%), 4/16/2035 (a)(c)	250,000	242,332
OZLM Ltd., Series 2018-20A, Class A2, 6.900% (3 Month LIBOR USD + 1.650%), 4/21/2031 (a)(c)	550,000	521,860
Symphony CLO Ltd., Series 2015-16A, Class AR, 6.410% (3 Month LIBOR USD + 1.150%), 10/15/2031 (a)(c)	725,000	713,734
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost ― $3,207,959)		$3,218,677

Corporate Obligations ― 4.54%
Communications ― 0.38%
Gray Escrow, Inc., 5.375%, 11/15/2031 (a)	200,000	128,411

Consumer, Cyclical ― 1.21%
NCL Corp Ltd., 8.375%, 2/1/2028 (a)	300,000	302,097
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd., 8.000%, 9/20/2025 (a)	100,000	101,079
		403,176
Energy ― 1.32%
Enviva Partners LP / Enviva Partners Finance Corp., 6.500%, 1/15/2026 (a)	300,000	256,193
New Fortress Energy, Inc., 6.500%, 9/30/2026 (a)	200,000	183,812
		440,005
Industrial ― 1.63%
Covanta Holding Corp., 4.875%, 12/1/2029 (a)	200,000	178,180
Great Lakes Dredge & Dock Corp., 5.250%, 6/1/2029 (a)	100,000	78,756
Mauser Packaging Solutions Holding Co., 7.875%, 8/15/2026 (a)	100,000	101,183
Smyrna Ready Mix Concrete LLC, 6.000%, 11/1/2028 (a)	200,000	187,445
		545,564
TOTAL CORPORATE OBLIGATIONS (Cost ― $1,550,232)		$1,517,156

Residential Mortgage-Backed Securities ― 36.81%
Bellemeade Re Ltd., Series 2021-1A, Class M2, 9.665% (SOFR30A + 4.850%), 3/25/2031 (a)(c)	248,400	252,753
Bellemeade Re Ltd., Series 2021-2A, Class M2, 7.715% (SOFR30A + 2.900%), 6/25/2031 (a)(c)	290,000	275,517
Bellemeade RE Ltd., Series 2021-3A, Class M1B, 6.215% (SOFR30A + 1.400%), 9/25/2031 (a)(c)	150,000	143,622
Citigroup Mortgage Loan Trust, Series 2021-INV3, Class A11, 5.000% (SOFR30A + 0.850%), 5/25/2051 (a)(c)	167,657	152,298
CSMC Trust, Series 2021-NQM6, Class A3, 1.585%, 7/25/2066 (a)(d)	199,887	148,302
CSMC Trust, Series 2021-NQM6, Class B1, 3.286%, 7/25/2066 (a)(d)	500,000	263,318
Deephaven Residential Mortgage Trust, Series 2022-3, Class A3, 5.300%, 7/25/2067 (a)(d)	364,550	348,707
Eagle RE Ltd., Series 2020-1, Class M2, 7.020% (1 Month LIBOR USD + 2.000%), 1/25/2030 (a)(c)	250,000	243,494
Ellington Financial Mortgage Trust, Series 2021-2, Class M1, 2.296%, 6/25/2066 (a)(d)	700,000	428,182
Ellington Financial Mortgage Trust, Series 2021-2, Class B1, 3.202%, 6/25/2066 (a)(d)	315,000	178,622
Ellington Financial Mortgage Trust, Series 2022-4, Class A3, 5.900%, 9/25/2067 (a)(e)	143,771	144,342
GCAT Trust, Series 2020-NQM2, Class M1, 3.589%, 4/25/2065 (a)(d)	500,000	408,718
GCAT Trust, Series 2023-NQM2, Class B1, 7.039%, 11/25/2067 (a)(d)	150,000	137,521
GS Mortgage-Backed Securities Corp Trust, Series 2019-PJ1, Class B6, 4.075%, 8/25/2049 (a)(d)	511,533	291,057
JP Morgan Mortgage Trust, Series 2014-2, Class B2, 3.411%, 6/25/2029 (a)(d)	21,186	18,290
JP Morgan Mortgage Trust, Series 2018-6, Class 1A7, 3.500%, 12/25/2048 (a)(d)	257,970	228,644
JP Morgan Mortgage Trust, Series 2020-2, Class B4, 3.827%, 7/25/2050 (a)(d)	355,942	278,314
JP Morgan Mortgage Trust, Series 2020-3, Class B4, 3.846%, 8/25/2050 (a)(d)	354,289	277,753
JP Morgan Mortgage Trust, Series 2020-4, Class B2, 3.648%, 11/25/2050 (a)(d)	281,974	225,048
MFA Trust, Series 2020-NQM1, Class A3, 2.300%, 3/25/2065 (a)(d)	74,790	67,424
New Residential Mortgage Loan Trust, Series 2022-SFR2, Class E2, 4.000%, 9/4/2039 (a)	700,000	570,675
New Residential Mortgage Loan Trust, Series 2022-SFR2, Class E1, 4.000%, 9/19/2039 (a)	290,000	242,813
New Residential Mortgage Loan Trust, Series 2017-5A, Class B4, 4.526%, 6/25/2057 (a)(d)	346,296	300,223
Oaktown Re Ltd., Series 2021-2, Class B1, 9.215% (SOFR30A + 4.400%), 4/25/2034 (a)(c)	500,000	459,381
OBX Trust, Series 2019-EXP1, Class 1A3, 4.000%, 1/25/2059 (a)(d)	227,320	216,125
OBX Trust, Series 2023-NQM1, Class A3, 6.500%, 11/25/2062 (a)(d)	483,659	481,717
Pretium Mortgage Credit Partners LLC, Series 2021-NPL4, Class A1, 2.363%, 6/29/2060 (a)(e)	219,891	198,943
Progress Residential Trust, Series 2021-SFR1, Class F, 2.757%, 4/17/2038 (a)	235,000	202,657
PRPM LLC, Series 2020-4, Class A1, 2.610%, 10/25/2025 (a)(e)	497,084	484,515
Radnor RE Ltd., Series 2021-2, Class B1, 10.815% (SOFR30A + 6.000%), 11/25/2031 (a)(c)	250,000	219,894
Radnor RE Ltd., Series 2021-1, Class M2, 7.965% (SOFR30A + 3.150%), 12/27/2033 (a)(c)	500,000	486,275
Saluda Grade Alternative Mortgage Trust, Series 2022-INV1, Class A3, 4.658%, 10/25/2032 (a)(d)	496,634	455,707
Seasoned Credit Risk Transfer Trust, Series 2019-3, Class M, 4.750%, 10/25/2058 (d)	300,000	272,397
Sequoia Mortgage Trust, Series 2018-2, Class A19, 3.500%, 2/25/2048 (a)(d)	159,928	142,350
STAR Trust, Series 2021-1, Class B1, 3.520%, 5/25/2065 (a)(d)	600,000	464,869
Starwood Mortgage Residential Trust, Series 2019-INV1, Class B1, 3.657%, 9/25/2049 (a)(d)	500,000	420,442
Triangle Re Ltd., Series 2021-2, Class B1, 12.520% (1 Month LIBOR USD + 7.500%), 10/25/2033 (a)(c)	86,000	84,118
Tricon American Homes, Series 2020-SFR1, Class D, 2.548%, 7/17/2038 (a)	200,000	177,868
Verus Securitization Trust, Series 2021-1, Class M1, 1.968%, 1/25/2066 (a)(d)	1,074,000	741,118
Verus Securitization Trust, Series 2022-8, Class A3, 6.127%, 9/25/2067 (a)(e)	385,567	387,610
Verus Securitization Trust, Series 2023-1, Class A2, 6.560%, 12/25/2067 (a)(e)	614,865	618,310
Visio Trust, Series 2019-2, Class A3, 3.076%, 11/25/2054 (a)(d)	150,155	134,817
Wells Fargo Credit Risk Transfer Securities Trust, Series 2015-WF1, Class 1M2, 10.270% (1 Month LIBOR USD + 5.250%), 11/25/2025 (a)(c)	34,494	25,050
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost ― $12,408,166)		$12,299,800

Residential Mortgage-Backed Securities - U.S. Government Agency ― 20.03%
Federal Home Loan Mortgage Corp., 4.500%, 7/1/2052	956,712	935,180
Federal National Mortgage Association, 5.000%, 11/1/2052	963,195	958,336
Government National Mortgage Association, 4.500%, 9/20/2052	490,763	481,290
Government National Mortgage Association, 5.000%, 10/20/2052	984,356	979,390
Government National Mortgage Association, 4.500%, 11/20/2052	988,051	968,979
Government National Mortgage Association, 5.000%, 11/20/2052	691,197	687,710
Government National Mortgage Association, 5.000%, 12/20/2052	990,510	985,513
Government National Mortgage Association, 5.500%, 12/20/2052	198,130	199,367
Government National Mortgage Association, 5.000%, 3/20/2053	498,874	496,358
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost ― $6,712,939)		$6,692,123

Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer ― 9.28%
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B1, 7.915% (SOFR30A + 3.100%), 10/25/2041 (a)(c)	300,000	292,125
Federal Home Loan Mortgage Corp., Series 2021-DNA6, Class B1, 8.215% (SOFR30A + 3.400%), 10/25/2041 (a)(c)	500,000	489,687
Federal Home Loan Mortgage Corp., Series 2021-HQA4, Class B1, 8.565% (SOFR30A + 3.750%), 12/26/2041 (a)(c)	500,000	470,000
Federal Home Loan Mortgage Corp., Series 2022-DNA2, Class M1B, 7.215% (SOFR30A + 2.400%), 2/25/2042 (a)(c)	500,000	493,194
Federal Home Loan Mortgage Corp., Series 2022-HQA1, Class M2, 10.065% (SOFR30A + 5.250%), 3/25/2042 (a)(c)	350,000	353,942
Federal Home Loan Mortgage Corp., Series 2022-DNA3, Class M1B, 7.715% (SOFR30A + 2.900%), 4/25/2042 (a)(c)	500,000	499,999
Federal Home Loan Mortgage Corp., Series 2022-HQA3, Class M1B, 8.365% (SOFR30A + 3.550%), 8/25/2042 (a)(c)	500,000	502,815
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost ― $2,997,369)		$3,101,762

Short-Term Investments ― 1.63%	Shares
Money Market Funds ― 1.63%
First American Government Obligations Fund, Class U, 4.746% (f)	544,469	544,469
TOTAL SHORT-TERM INVESTMENTS (Cost ― $544,469)		$544,469
TOTAL INVESTMENTS ― 98.48% (Cost ― $32,881,264)		$32,905,138
Other Assets in Excess of Liabilities ― 1.52%		507,006
NET ASSETS ― 100.00%		$33,412,144

LIBOR:	London Inter-Bank Offered Rate
SOFR:	Secured Overnight Financing Rate
SOFR30A:	Secured Overnight Financing Rate 30 Day Average
TSFR3M:	3 Month Term Secured Overnight Financing Rate

(a)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933.  The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
These securities are determined to be liquid by the Adviser, under the procedures established by the Fund's Board of Trustees, unless otherwise denoted. At April 30, 2023, the value of these securities amounted to $25,396,149 or 76.01% of net assets.

(b)	Security issued on a when-issued basis. On April 30, 2023, the total value of investments purchased on a when-issued basis was $253,129 or 0.76% of net assets.
(c)
Variable or floating rate security based on a reference index and spread.  Certain securities are fixed to variable and currently in the fixed phase. Securities that reference SOFR may have been subject to a credit spread adjustment, particularly legacy holdings that previously referenced LIBOR and have transitioned to SOFR as the base lending rate. Rate disclosed is the rate in effect as of April 30, 2023.

(d)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of April 30, 2023.
(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of April 30, 2023.
(f)	Rate disclosed is the seven day yield as of April 30, 2023.

Schedule of Open Futures Contracts

Short Futures Contracts	Expiration Month	Number of Contracts	Notional Value	Value & Unrealized Appreciation (Depreciation)

10-Year U.S. Treasury Note Future	June 2023	(7)	($806,422)	$2,382
5-Year U.S. Treasury Note Future	June 2023	(11)	(1,207,164)	2,282
Total				$4,664

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities ("ABS"), collateralized loan obligations ("CLOs"), collateralized mortgage obligations ("CMOs"), corporate obligations, whole loans, and mortgage-backed securities ("MBS") are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the-counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.  Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value.  These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.  Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund's valuation processes and reports quarterly to the Board. The board has selected Angel Oak Capital Advisors, LLC (the "Adviser") as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee's Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of April 30, 2023:

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$–	$5,531,151	$–	$5,531,151
Collateralized Loan Obligations	–	3,218,677	–	3,218,677
Corporate Obligations	–	1,517,156	–	1,517,156
Residential Mortgage-Backed Securities	–	12,299,800	–	12,299,800
Residential Mortgage-Backed Securities - U.S. Government Agency	–	6,692,123	–	6,692,123
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	–	3,101,762	–	3,101,762
Short-Term Investments	544,469	–	–	544,469
Total	$544,469	$32,360,669	$–	$32,905,138
Other Financial Instruments
Assets
Futures Contracts*	$4,664	$–	$–	$4,664

*Futures are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Investments.

See the Schedule of Investments for further disaggregation of investment categories. During the period ended April 30, 2023, the Fund did not recognize any transfers to or from Level 3.

The average monthly notional value of short futures contracts during the period ended April 30, 2023, was ($503,396).